Impairment of Jaguar Land Rover Business - Additional Information (Detail) ₨ in Millions, £ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 GBP (£)	Mar. 31, 2021 INR (₨)
Statement [Line Items]
Recoverable value	₨ 35,543.1			₨ 272,066.9
Impairment Charge		₨ 278,379.1	£ 3,105
Impairment of Goodwill	₨ 83.1	81.1	1
Impairment of Tangible assets		125,130.9	1,396
Impairment of Intangible asset		153,167.1	1,709
Jaguar Land Rover [Member]
Statement [Line Items]
Impairment Charge		₨ 278,379.1	£ 3,105
Percentage of long term growth rate	1.90%	1.90%	1.90%	1.90%
Pre-tax discount rate	12.50%	11.80%	11.80%	13.60%